ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

         Diplomat Pharmacy, Inc. and its consolidated subsidiaries (the "Company") operate a specialty pharmacy business which stocks, dispenses and distributes prescriptions for various biotechnology and specialty pharmaceutical manufacturers. Its primary focus is on medication management programs for individuals with complex chronic diseases, including oncology, immunology, hepatitis, multiple sclerosis, HIV, specialized infusion therapy and many other serious or long-term conditions. The Company has its corporate headquarters and main distribution facility in Flint, Michigan and maintains seven other pharmacy locations in California, Connecticut, Florida, Illinois, Massachusetts, Michigan and North Carolina and has centralized call centers to effectively deliver services to customers located in all 50 states in the United States of America ("U.S.") and U.S. territories.

Initial Public Offering

         In October 2014, the Company completed its initial public offering ("IPO") in which 15,333,333 shares of common stock were sold at a public offering price of $13.00 per share. The Company sold 11,000,000 shares of common stock and certain existing shareholders sold 4,333,333 shares of common stock. The Company did not receive any proceeds from the sale of common stock by the existing shareholders. The Company received net proceeds of $130,440 after deducting underwriting discounts and commissions of $9,652, and other offering expenses of $2,908. Proceeds of $80,458 were used to repay existing indebtedness to certain current or former shareholders and employees ($19,824), and borrowings under the revolving line of credit ($60,634). The remaining net proceeds of $49,982 continue to be used for working capital and other general purposes.

         Immediately prior to the closing of the IPO, each share of the Company's then-outstanding capital stock converted into one share of its newly-authorized shares of no par value common stock. Refer to notes 13, 14 and 15.